(Loss)/income per share	9 Months Ended
Sep. 30, 2022
(Loss)/income per share
(Loss)/income per share

13.(Loss)/income per share

The following table sets forth basic and diluted net income/(loss) per common share computational data (in thousands, except per share data):

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021

(Loss)/profit attributable to equity holders ($’000)	(52,478)	(30,447)	(214,856)	46,159
Less: allocation of loss to non‑controlling interest ($’000)	(5,946)	(425)	(9,162)	(1,142)
(Loss)/profit attributable to IHS common shareholders ($’000)	(46,532)	(30,022)	(205,694)	47,301
Basic weighted average shares outstanding (‘000)	331,688	294,103	330,913	294,103
Potentially dilutive securities (‘000)	3,446	23,551	3,381	23,493
Potentially dilutive weighted average common shares outstanding (‘000)	335,134	317,654	334,294	317,596
(Loss)/income per share:
Basic (loss)/income per share ($)	(0.14)	(0.10)	(0.62)	0.16
Diluted (loss)/income per share ($)	(0.14)	(0.10)	(0.62)	0.15

Potentially dilutive securities include share-based compensation options, but for the nine and three months ended September 30, 2022, and the nine months ended September 30, 2021, these securities were anti-dilutive and thus do not impact diluted loss per share.